UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang and Robert W. Medway
Title:     Managers
Phone:     212.920.3400

Signature, Place, and Date of Signing:

    /s/ Yale M. Fergang     New York, New York     August 16, 2010
-------------------------  ---------------------  ------------------
        [Signature]            [City/State]            [Date]

    /s/ Robert W. Medway    New York, New York     August 16, 2010
-------------------------  ---------------------  ------------------
        [Signature]            [City/State]            [Date]


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $668,273 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE DATA SYSTEMS CORP     COM              018581108    21291    17905 SH  PUT  SOLE                    17905
CHUBB CORP                     COM              171232101    67754  1354800 SH       SOLE                  1354800
CVS CAREMARK CORPORATION       COM              126650100    87409  2981200 SH       SOLE                  2981200
DOLLAR FINL CORP               COM              256664103    23748  1200000 SH       SOLE                  1200000
ELECTRONIC ARTS INC            COM              285512109    30662  2129300 SH       SOLE                  2129300
FASTENAL CO                    COM              311900104     8457     8542 SH  PUT  SOLE                     8542
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    20152   800000 SH       SOLE                   800000
HEWITT ASSOCS INC              COM              42822Q100    83383  2419700 SH       SOLE                  2419700
INGRAM MICRO INC               CL A             457153104    62091  4087600 SH       SOLE                  4087600
LEAR CORP                      COM NEW          521865204    38446   580750 SH       SOLE                   580750
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    19075   367100 SH       SOLE                   367100
PFIZER INC                     COM              717081103    84881  5952400 SH       SOLE                  5952400
SK TELECOM LTD                 SPONSORED ADR    78440P108     7984   542037 SH       SOLE                   542037
SPDR GOLD TRUST                GOLD SHS         78463V107    31710   260600 SH       SOLE                   260600
SPDR GOLD TRUST                GOLD SHS         78463V107    23281    11863 SH  CALL SOLE                    11863
TFS FINL CORP                  COM              87240R107    57949  4669543 SH       SOLE                  4669543